Trading properties (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Beginning	$ 6,972,000,000	$ 6,215,000,000
Additions	317,000,000	1,095,000,000
Currency translation adjustment	15,000,000	(338,000,000)
Transfers	(432,000,000)
Disposals	(693,000,000)
Ending	6,179,000,000	6,972,000,000
Properties Under Development [Member]
Statement [Line Items]
Beginning	3,512,000,000	2,835,000,000
Additions	144,000,000	1,015,000,000
Currency translation adjustment	15,000,000	(338,000,000)
Transfers	0
Disposals	(427,000,000)
Ending	3,244,000,000	3,512,000,000
Completed Properties [Member]
Statement [Line Items]
Beginning	427,000,000	427,000,000
Additions	30,000,000	0
Currency translation adjustment	0	0
Transfers	147,000,000	0
Disposals	(11,000,000)	0
Ending	593,000,000	427,000,000
Undeveloped Properties [Member]
Statement [Line Items]
Beginning	3,033,000,000	2,953,000,000
Additions	143,000,000	80,000,000
Currency translation adjustment	0	0
Transfers	(579,000,000)
Disposals	(255,000,000)
Ending	$ 2,342,000,000	$ 3,033,000,000